Subsequent Events (Details)	Mar. 28, 2019 $ / shares	Mar. 14, 2019	Jan. 28, 2019 CLF ( )	Jan. 24, 2019 $ / shares	Jan. 12, 2019
Declaration of dividends
Disclosure of non-adjusting events after reporting period [line items]
Proposed dividend per share				$ 352,723,589,646
Proposed dividend (as a percent)				70.00%
Capitalization of net distributable income (as a percent)				30.00%
Provision for minimum dividend, percentage of net distributable profit		60.00%
Dividend declared and approved, charged to net distributable income	$ 352,723,589,646
Regulatory capital
Disclosure of non-adjusting events after reporting period [line items]
Additional basic capital to risk weighted assets (as a percent)					2.50%
Additional basic capital period (in years)					4 years
Incremental additional basic capital to risk weighted assets each year (as a percent)					0.625%
Additional basic capital countercyclical period (in years)					18 months
Additional basic capital to total assets (as a percent)					0.50%
Percentage of credit limit (as a percent)					30.00%
strategic alliance
Disclosure of non-adjusting events after reporting period [line items]
Term of strategic alliance with the insurance companies			15 years
Payment for insurance contracts |			5,367,057